SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Movie production costs	$ 648,337
Books and periodicals	258,497
Food and beverage	48,677	38,500
Merchandise	45,350	51,777
Consumables	1,116	2,253
Total inventories	$ 1,001,977	$ 92,530